Acquisition of Swell Companies (Tables)	12 Months Ended
Jan. 31, 2020
Swell Companies
Disclosure of detailed information about business combination [line items]
Schedule of purchase price and the allocation of the purchase price
- $ -
Cash	173,422
Receivables	160,801
Inventory	2,069,349
Other assets	13,565
Property and equipment	1,152,519
Right-of-use asset	611,890
Lease liability	(611,890)
Brand	709,496
Customer relationships	592,852
Licenses	915,000
Goodwill	13,676,649
Accounts payable and accrued liabilities	(650,970)
Total assets and liabilities acquired	18,812,683
Cash deposits and notes receivable	5,050,000
Convertible promissory note	1,000,000
Liabilities assumed	1,070,907
Common shares issued	1,130,363
Stock warrants issued**	786,284
Consideration payable *	9,775,129
Total consideration	18,812,683

*consideration payable includes$4,707,370 of derivative liabilities(Note 21)
**value based on acquisition date share priceof $1.20, exercise price of $1.50, expected life of 5 years, volatility of 102.6%, risk free rate of 2.16%